Capital and Leasing Commitments (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Minimum Lease Payments [Abstract]
Minimum lease payments	$ 0	$ 0	$ 0	$ 105
Less: finance changes	0	0	0	0
Present value of minimum lease payments	0	0	0	105
Not later than one year [member]
Minimum Lease Payments [Abstract]
Minimum lease payments	$ 0	$ 0	$ 0	$ 105